Item 1. Schedule of Investments


 T. Rowe Price Institutional Emerging Markets Equity Fund
 (Unaudited)                                                   July 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                            Shares        Value
 (Cost and value in $ 000s)


 EUROPE/FAR EAST  0.9%
 Common Stocks  0.9%
 iShares MSCI Emerging Markets Index Fund                1,500         234

 Total Europe/Far East (Cost $234)                                     234

 ARGENTINA  0.7%
 Common Stocks  0.7%
 Quilmes Industrial ADR (USD)                            2,900         44

 Tenaris ADR (USD)                                       4,100         146

 Total Argentina (Cost $161)                                           190

 BRAZIL  10.7%
 Common Stocks  9.1%
 Cia De Concessoes Rodoviaria                            5,100         56

 Cia Energetica Minas Gerais (Cemig)                     10,597,000    195

 Companhia de Bebidas ADR (USD)                          6,800         140

 Companhia Siderurgica Nacional                          10,815        157

 Companhia Vale do Rio Doce ADR
 (1 ADR represents 1 common share) (USD)                 2,410         130

 Companhia Vale do Rio Doce ADR (USD)                    2,200          97

 Embraer Aircraft ADR (USD)                              2,300          66

 Gol-Linhas Aereas Inteligentes ADR (USD) *              1,500          25

 Natura Cosmeticos *                                     3,500          60

 Petroleo Brasileiro (Petrobras) ADR (USD)               25,300        649

 Petroleo Brasileiro (Petrobras) ADR
  (1 ADR represents 1 common share) (USD)                2,200           62

 Tele Centro Oeste Celular ADR (USD)                      500             5

 Tele Norte Leste Participacoes *                    13,699,000         169

 Tele Norte Leste Participacoes ADR (USD)                14,200         185

 Telesp Celular Participacoes ADR (USD) *                30,800         203

 Votorantim Celulose ADR (USD)                           5,400          193

                                                                      2,392

 Preferred Stocks  1.6%
 Banco Itau Holding Financeira                           2,721,600      254

 Caemi Mineracao e Metalurgica *                         111,900        50

 Cia Suzano de Papel e Celulose                          24,100         111

                                                                        415

 Total Brazil (Cost $2,386)                                           2,807

 CHINA  4.1%
Common Stocks  4.1%
 China Insurance (HKD)                                    212,000      88

 China Resources Enterprise (HKD)                         94,000       116

 China Telecom 144A, (HKD) *                              290,000      96

 China Telecom (H shares) (HKD)                           364,000      120

 Cnooc (HKD)                                              544,500      262

 Pacific Basin Shipping, 144A (HKD) *                     147,000      43

 Pacific Basin Shipping (HKD) *                           100,000      30

 Panva Gas Holdings (HKD) *                               274,000      118

 Shanghai Forte Land Company (H shares) (HKD) *           360,000       82

 tom.com (HKD) *                                          542,000      124

 Total China (Cost $1,094)                                           1,079

 CZECH REPUBLIC  0.7%
 Common Stocks  0.7%
 Komercni Banka                                           1,264        129

 Zentiva, 144A *                                          2,800        55

 Total Czech Republic (Cost $172)                                      184

 EGYPT  0.9%
 Common Stocks  0.9%
 Commercial International Bank                            2,000        8

 Egyptian Company for Mobile Services                     6,780        97

 Orascom Construction Industries *                        7,700        126

 Orascom Telecommunications *                             480          10

 Total Egypt (Cost $231)                                               241

 INDIA  7.2%
 Common Stocks  7.2%
 Arvind Mills *                                           99,336       163

 Ballarpur Industries GDR, 144A *                         31,650       44

 HDFC Bank                                                16,000       129

 HDFC Bank ADR (USD)                                      900          24

 Hindalco Industries                                      3,610        86

 I-Flex Solutions *                                       12,100       138

 ITC                                                      7,030        157

 Kotak Mahindra Finance                                   16,500       127

 Mahindra & Mahindra                                      12,800       125

 Oil & Natural Gas *                                      4,300        66

Oil & Natural Gas (Regulation S shares) *                 4,000        62

 Petronet LNG *                                           196,600      93

 Power Trading                                            73,600       79

 Tata Tea                                                 15,200       138

 UTI Bank                                                 50,400       139

 Zee Telefilms                                            103,000      312

 Total India (Cost $1,665)                                             1,882

 INDONESIA  1.0%
 Common Stocks  1.0%
 Indosat                                                  345,300      156

 Telekom Indonesia *                                      122,500      104

 Total Indonesia (Cost $216)                                           260

 ISRAEL  7.6%
 Common Stocks  7.6%
 Bank Hapoalim                                            116,800      319

 Check Point Software Technologies (USD) *                9,695        193

 Lipman Electronic Engineering (USD) *                    4,900        118

 Makhteshim-Agan Industries                               65,200       278

 NICE Systems ADR (USD) *                                 4,800        103

 Orbotech (USD) *                                         6,900        118

 Partner Communications ADR (USD) *                       31,040       220

 Radware (USD) *                                          6,900        123

 Teva Pharmaceutical ADR (USD)                            17,480       517

 Total Israel (Cost $1,907)                                            1,989

 KAZAKHSTAN  1.3%
 Common Stocks  1.3%
 PetroKazakhstan (USD)                                    10,662       338

 Total Kazakhstan (Cost $300)                                          338

 MALAYSIA  6.3%
 Common Stocks  6.3%
 Astro All Asia *                                         139,500      168

 Astro All Asia (Regulation S shares) *                   20,000       24

 Berjaya Sports Toto                                      129,100      126

 CIMB Berhad                                              90,700       129

Hong Leong Bank                                           94,800       127

 IJM                                                      91,000       113

 Magnum                                                   196,000      125

 Malayan Banking Berhad                                   70,800       199

 Malaysian Industrial Development Finance Berhad          255,300      81

 MK Land Holdings                                         176,300      117

 Multi Purpose Holdings, Warrants, 2/26/09 *              15,900       2

 Multi-Purpose Holdings *                                 184,000      57

 Public Bank BHD                                          59,850       110

 Sime Darby                                               70,200       104

 Symphony House *                                         199,650      46

 Symphony House, Warrants, 4/28/09 *                      32,250       3

 Telekom Malaysia                                         33,000       89

 Telekom Malaysia (Regulation S shares)                   9,000        24

 Total Malaysia (Cost $1,645)                                          1,644

 MEXICO  8.5%
 Common Stocks  8.5%
 America Movil ADR, Series L (USD)                        19,200       686

 Cemex                                                    25,916       147

 Consorcio ARA *                                          42,300       115

 Grupo Aeroportuario del Sureste ADR (USD)                3,400        72

 Grupo Financiero Banorte                                 34,100       125

 Grupo Modelo, Series C                                   46,000       114

 Grupo Televisa ADR (USD)                                 5,824        274

 Telmex ADR (USD)                                         5,639        174

 Urbi Desarrollos Urbanos *                               32,400       112

 Wal-Mart de Mexico, Series V                             131,534      401

 Total Mexico (Cost $1,895)                                            2,220

 PERU  0.3%
 Common Stocks  0.3%
 Compania de Minas Buenaventura ADR, Series B (USD)       3,800        82

 Total Peru (Cost $78)                                                 82

 RUSSIA  6.3%
 Common Stocks  6.3%
 AO VimpelCom ADR (USD) *                                 4,900        428

 Gazprom ADR (USD)                                        3,700        109

Lukoil (USD)                                              4,770        130

 Lukoil ADR (USD)                                         2,830        308

 MMC Norilsk Nickel (USD)                                 4,200        212

 Mobile Telesystems ADR (USD)                             2,800        328

 YUKOS ADR (USD)                                          8,030        138

 Total Russia (Cost $1,484)                                            1,653

 SOUTH AFRICA  9.5%
 Common Stocks  9.5%
 ABSA Group                                               25,300       206

 African Bank Investments                                 108,400      201

 Anglo American                                           12,700       270

 Impala Platinum Holdings                                 5,480        434

 Investec                                                 5,800        107

 Naspers (N shares)                                       53,800       386

 Pick 'N Pay Stores                                       36,300       106

 SABMiller                                                13,900       177

 Sanlam                                                   201,700      282

 Sappi                                                    7,600        108

 Standard Bank Group                                      32,000       219

 Total South Africa (Cost $2,088)                                      2,496

 SOUTH KOREA  15.4%
 Common Stocks  15.0%
 Amorepacific                                             1,290        229

 Hanaro Telecom *                                         37,203       78

 Hyundai Motor                                            12,080       271

 Kookmin Bank *                                           15,230       419

 Kookmin Bank ADR (USD) *                                 1,100        30

 Korean Air Lines *                                       7,400        90

 Kumgang Korea Chemical                                   2,000        190

 LG Chemical                                              3,200        107

 LG Electronics *                                         1,820        76

 LG Home Shopping                                         2,096        64

 Lotte Chilsung Beverage                                  340          201

 NCsoft *                                                 1,510        110

 Plenus                                                   7,670        59

 S Oil                                                    6,600        291

 Samsung Electronics                                      2,350        838

Shinhan Financial                                         11,800       172

 Shinsegae                                                1,160        270

 SK Corporation *                                         4,510        182

 South Korea Telecom                                      1,910        260

                                                                       3,937

 Preferred Stocks  0.4%
 Samsung Electronics                                      440          109

                                                                       109

 Total South Korea (Cost $3,974)                                       4,046

 SWITZERLAND  0.8%
 Common Stocks  0.8%
 Compagnie Financiere Richemont
 (10 depositary receipts represent one A unit) (ZAR)      77,500       200

 Compagnie Financiere Richemont, Equity Units, Class A    100          3

 Total Switzerland (Cost $174)                                         203

 TAIWAN  9.0%
 Common Stocks  9.0%
 Acer *                                                   135,183      173

 Advantech                                                63,639       125

 Basso Industry *                                         60,000       116

 Catcher Technology *                                     17,000       44

 Cathay Financial Holding                                 238,000      392

 Cheng Shin Rubber Industry *                             85,488       109

 China Trust Finance                                      274,380      280

 EVA Airways                                              315,820      117

 Evergreen Marine                                         91,440       67

 Far Eastern Department Stores                            20,000       9

 Far Eastern Textile *                                    165,000      88

 First Financial Holdings *                               145,000      96

 Formosa Plastic *                                        1,000        1

 Quanta Computer *                                        68,226       110

 Taishin Financial Holdings *                             222,000      170

 Taiwan Cellular                                          104,000      94

 Taiwan Semiconductor Manufacturing                       200,693      253

 Via Technologies                                         146,000      105

 Total Taiwan (Cost $2,495)                                            2,349

 THAILAND  1.9%
Common Stocks  1.9%
 Bangkok Bank NVDR *                                      52,300       117

 C.P. 7-Eleven                                            54,300       83

 Kasikornbank Public NVDR *                               68,000       77

 Shin                                                     148,000      133

 Siam Commercial Bank                                     82,100       90

 Total Thailand (Cost $384)                                            500

 TURKEY  3.0%
 Common Stocks  3.0%
 Akbank                                                   26,272,498   108

 Anadolu Efes Biracilik ve Malt Sanayii                   5,682,750    78

 Dogan Yayin Holding *                                    36,290,340   124

 Dogus Otomotiv Servis ve Ticaret (Dogus Otomotiv) *      14,122,400   53

 Hurriyet Gazete *                                        81,522,350   148

 Turkcell Iletisim Hizmetleri *                           28,563,174   117

 Turkcell Iletisim Hizmetleri ADR (USD)                   600          18

 Turkiye Garanti Bankasi *                                39,937,784   124

 Total Turkey (Cost $475)                                              770

 SHORT-TERM INVESTMENTS  1.4%
 Money Market Funds  1.4%
 T. Rowe Price Reserve Investment Fund, 1.33% #           376,376      376

 Total Short-Term Investments (Cost $376)                              376

 Total Investments in Securities
 97.5% of Net Assets (Cost $23,434)                       $            25,543

(1)      Denominated in currency of country of incorporation unless otherwise noted
 #       Seven-day yield
 *       Non-income producing
 144A    Security was purchased pursuant to Rule
         144A under the Securities Act of 1933 and
         may be resold in transactions exempt from
         registration only to qualified institutional buyers
         -- total value of such securities at period-end
         amounts to $238 and represents 0.9% of net
         assets
 ADR     American Depository Receipts
 GDR     Global Depository Receipts
 HKD     Hong Kong dollar
 NVDR    Non Voting Depository Receipt
 USD     U.S. dollar
 ZAR     South African rand



The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Institutional Emerging Markets Equity Fund
Unaudited
July 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Emerging Markets Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.
Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging markets countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2004, the cost of investments for federal income tax purposes was $23,434,000. Net unrealized gain aggregated $2,107,000 at period-end, of which $3,174,000 related to appreciated investments and $1,067,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.

Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     September 17, 2004


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